Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2019	Apr. 08, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Transaction and processing fees	$ 2,576,284			$ 8,863,008
Merchant equipment sales and other	8,410			35,756
Other revenue	6,200		77,025	121,112	183,998
Total revenue	2,590,894		77,025	9,019,876	183,998
Operating expenses:
Processing and servicing costs, excluding merchant portfolio amortization	1,718,098		4,097	5,992,619	19,398
Amortization expense	227,647			541,904
Salaries and wages	434,793		156,250	1,401,192	525,000
Outside commissions	40,869			181,510
General and administrative expenses	273,022		43,012	1,435,717	274,996
Impairment of goodwill
Total operating expenses	2,694,429		203,359	9,552,942	819,394
Income (loss) from operations	(103,535)		(126,334)	(533,066)	(635,396)
Other Income (Expense):
Interest expense	(213,750)			(800,467)
Interest expense, related party	(90,204)		(296)	(82,849)	(26,901)
Gain on settlement of payables				16,039
Other	544			6,799
Total other expense	(303,410)		(296)	(860,478)	(26,901)
Net Loss	$ (406,945)		$ (126,630)	$ (1,393,544)	$ (662,297)
Net loss per share, basic and diluted	$ 0		$ 0	$ (0.01)	$ (0.00)
Weighted average shares outstanding, basic and diluted	162,350,364		162,325,364	162,343,378	155,996,684
Predecessor [Member]
Revenue:
Transaction and processing fees		$ 3,164,949	$ 3,164,949		$ 14,656,301
Merchant equipment sales and other		9,590	9,590		251,408
Other revenue
Total revenue		3,174,539	3,174,539		14,907,709
Operating expenses:
Processing and servicing costs, excluding merchant portfolio amortization		1,748,141	1,748,141		9,395,994
Amortization expense		90,739	90,739		362,956
Salaries and wages		374,345	374,345		2,782,079
Outside commissions		508,296	508,296		336,290
General and administrative expenses		367,524	367,524		3,969,301
Impairment of goodwill					7,914,269
Total operating expenses		3,089,045	3,089,045		24,760,889
Income (loss) from operations		85,494	85,494		(9,853,180)
Other Income (Expense):
Interest expense		(832,564)	(832,564)		(3,836,495)
Interest expense, related party
Gain on settlement of payables
Other		908	908		(131,846)
Total other expense		(831,656)	(831,656)		(3,968,341)
Net Loss		$ (746,162)	$ (746,162)		$ (13,821,521)
Net loss per share, basic and diluted					$ (0.14)
Weighted average shares outstanding, basic and diluted					100,482,497